Prepayment and other current assets (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepayment And Other Current Assets
Prepayments	$ 1,211,385	¥ 8,514,583	¥ 9,122,086
Impairment losses on prepayments		2,072,001
Write-off impairment losses		¥ 22,001